Income Taxes - Summary of Origination and Changes in Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Income Taxes [Line Items]
Movements, Recognized in profit or loss	$ (553,225)
Movements, Recognized in comprehensive income	166,804	$ 192,933	$ 61,038
Deferred Tax Assets (Liabilities) [Member]
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	444,380	(113,033)
Movements, Recognized in profit or loss	(20,707)	408,076
Movements, Recognized in comprehensive income	166,386	193,778
Movements, Foreign currency translation difference	(161,480)	61,944
Movements, Other increases (decreases)	(47,150)	(106,385)
Deferred Taxes Assets/(Liabilities), Net ending balance	381,429	444,380	(113,033)
Accumulated Depreciation [Member] | Deferred Tax Assets (Liabilities) [Member]
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	(482,513)	(349,781)
Movements, Recognized in profit or loss	(8,120)	(38,520)
Movements, Foreign currency translation difference	94,913	82,756
Movements, Other increases (decreases)	(35,274)	(176,968)
Deferred Taxes Assets/(Liabilities), Net ending balance	(430,994)	(482,513)	(349,781)
Accumulated Amortization [Member] | Deferred Tax Assets (Liabilities) [Member]
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	(16,055)	(17,194)
Movements, Recognized in profit or loss	91	119
Movements, Foreign currency translation difference	3,620	(308)
Movements, Other increases (decreases)		1,328
Deferred Taxes Assets/(Liabilities), Net ending balance	(12,344)	(16,055)	(17,194)
Post-Employment Benefit Obligations [Member] | Deferred Tax Assets (Liabilities) [Member]
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	552,606	373,951
Movements, Recognized in profit or loss	(93,757)	(1,962)
Movements, Recognized in comprehensive income	161,330	195,098
Movements, Foreign currency translation difference	(122,045)	(17,182)
Movements, Other increases (decreases)	290	2,701
Deferred Taxes Assets/(Liabilities), Net ending balance	498,424	552,606	373,951
Revaluation of Financial Instruments [Member] | Deferred Tax Assets (Liabilities) [Member]
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	(10,415)	(5,074)
Movements, Recognized in profit or loss	(26,693)	1,339
Movements, Recognized in comprehensive income	5,056	(1,320)
Movements, Foreign currency translation difference	2,446	(162)
Movements, Other increases (decreases)	(3)	(5,198)
Deferred Taxes Assets/(Liabilities), Net ending balance	(29,609)	(10,415)	(5,074)
Tax Loss [Member] | Deferred Tax Assets (Liabilities) [Member]
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	281,080	258,589
Movements, Recognized in profit or loss	(10,184)	1,481
Movements, Foreign currency translation difference	(63,849)	(10,630)
Movements, Other increases (decreases)	2,292	31,640
Deferred Taxes Assets/(Liabilities), Net ending balance	209,339	281,080	258,589
Provisions [Member] | Deferred Tax Assets (Liabilities) [Member]
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	399,613	593,249
Movements, Recognized in profit or loss	83,431	(112,506)
Movements, Foreign currency translation difference	(88,945)	(30,273)
Movements, Other increases (decreases)	31,081	(50,857)
Deferred Taxes Assets/(Liabilities), Net ending balance	425,180	399,613	593,249
Provision For Civil Contingencies [Member] | Deferred Tax Assets (Liabilities) [Member]
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	241,520	256,544
Movements, Recognized in profit or loss	(1,643)	(46,541)
Movements, Foreign currency translation difference	(26,933)	(11,377)
Movements, Other increases (decreases)	34,456	42,894
Deferred Taxes Assets/(Liabilities), Net ending balance	247,400	241,520	256,544
Provision Contingencies Workers [Member] | Deferred Tax Assets (Liabilities) [Member]
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	36,878	32,360
Movements, Recognized in profit or loss	3,618	146
Movements, Foreign currency translation difference	(7,150)	116
Movements, Other increases (decreases)	(4,879)	4,256
Deferred Taxes Assets/(Liabilities), Net ending balance	28,467	36,878	32,360
Provision For Doubtful Trade Accounts [Member] | Deferred Tax Assets (Liabilities) [Member]
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	122,104	235,875
Movements, Recognized in profit or loss		7,096
Movements, Foreign currency translation difference		(9,042)
Movements, Other increases (decreases)		(111,825)
Deferred Taxes Assets/(Liabilities), Net ending balance		122,104	235,875
Provision Uncontainable Accounts [Member] | Deferred Tax Assets (Liabilities) [Member]
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	122,104
Movements, Recognized in profit or loss	53,041
Movements, Foreign currency translation difference	(44,237)
Movements, Other increases (decreases)	(9,144)
Deferred Taxes Assets/(Liabilities), Net ending balance	121,764	122,104
Provision Of Human Resources Accounts [Member] | Deferred Tax Assets (Liabilities) [Member]
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	16,339	14,730
Movements, Recognized in profit or loss	3,395	680
Movements, Foreign currency translation difference	(1,010)	(223)
Movements, Other increases (decreases)		1,152
Deferred Taxes Assets/(Liabilities), Net ending balance	18,724	16,339	14,730
Financial Assets Ifric 12 [Member] | Deferred Tax Assets (Liabilities) [Member]
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	(207,425)	(196,683)
Movements, Recognized in profit or loss	(34,068)	(36,402)
Movements, Foreign currency translation difference	46,864	12,177
Movements, Other increases (decreases)	584	13,483
Deferred Taxes Assets/(Liabilities), Net ending balance	(194,045)	(207,425)	(196,683)
Other Provisions [Member] | Deferred Tax Assets (Liabilities) [Member]
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	190,197	250,423
Movements, Recognized in profit or loss	59,088	(37,485)
Movements, Foreign currency translation difference	(56,479)	(21,924)
Movements, Other increases (decreases)	10,064	(817)
Deferred Taxes Assets/(Liabilities), Net ending balance	202,870	190,197	250,423
Other [Member] | Deferred Tax Assets (Liabilities) [Member]
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	(279,936)	(966,773)
Movements, Recognized in profit or loss	34,525	558,125
Movements, Foreign currency translation difference	12,380	37,743
Movements, Other increases (decreases)	(45,536)	90,969
Deferred Taxes Assets/(Liabilities), Net ending balance	(278,567)	(279,936)	(966,773)
Other Deferred Taxes [Member] | Deferred Tax Assets (Liabilities) [Member]
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	110,510
Movements, Recognized in profit or loss	35,472
Movements, Foreign currency translation difference	(10,738)
Movements, Other increases (decreases)	(49,156)
Deferred Taxes Assets/(Liabilities), Net ending balance	86,088	110,510
Other Deferred Taxes Net [Member] | Deferred Tax Assets (Liabilities) [Member]
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	110,510	(19,327)
Movements, Recognized in profit or loss		(5,762)
Movements, Foreign currency translation difference		23,468
Movements, Other increases (decreases)		112,131
Deferred Taxes Assets/(Liabilities), Net ending balance		110,510	(19,327)
Argentina | Monetary Correction [Member] | Deferred Tax Assets (Liabilities) [Member]
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	(285,210)	(265,047)
Movements, Recognized in profit or loss	(4,001)	370
Movements, Foreign currency translation difference	290	629
Movements, Other increases (decreases)	(237)	(21,162)
Deferred Taxes Assets/(Liabilities), Net ending balance	(289,158)	(285,210)	(265,047)
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Amortization PPA [Member] | Deferred Tax Assets (Liabilities) [Member]
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	(105,236)	(682,399)
Movements, Recognized in profit or loss	3,054	563,517
Movements, Foreign currency translation difference	22,828	13,646
Movements, Other increases (decreases)	3,857
Deferred Taxes Assets/(Liabilities), Net ending balance	$ (75,497)	$ (105,236)	$ (682,399)